MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PRC
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN
Total expense for defined contribution plan	$ 17,419	¥ 121,266	¥ 122,362	¥ 134,053